Related Party Transactions - Due from Related party (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Related party transactions
Amounts due from related parties	¥ 314,483	¥ 133,990	$ 45,596
Amounts due from related parties, non current	¥ 577,140	611,100	$ 83,677
Interest rate (as a percent)	7.20%
ZTO Cloud Warehouse Technology Co., Ltd and Its Subsidiaries
Related party transactions
Amounts due from related parties	¥ 55,061	41,118
Interest rate (as a percent)	6.96%
Balance of principle	¥ 12,500
ZTO Supply Chain Management Co., Ltd. and its subsidiaries
Related party transactions
Amounts due from related parties	¥ 101,432
Interest rate (as a percent)	6.96%
Balance of principle	¥ 109,980
Zhongtong Yunleng Network Technology (Zhejiang) Co., Ltd. and its subsidiaries
Related party transactions
Amounts due from related parties	53,504	49,501
Others
Related party transactions
Amounts due from related parties	29,486	43,371
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd
Related party transactions
Amounts due from related parties	75,000
Amounts due from related parties, non current	¥ 500,000	¥ 539,000
Interest rate (as a percent)	7.20%	7.20%
Interest receivable	¥ 75,000	¥ 39,000
Balance of principle	500,000	500,000
Zhejiang Tongyu Intelligent Industry Development Co., Ltd.
Related party transactions
Amounts due from related parties, non current	¥ 77,140	¥ 72,100
Interest rate (as a percent)	7.20%	7.20%
Balance of principle	¥ 70,000	¥ 70,000